Annual Fund Operating Expenses - COLORADO BONDSHARES A TAX EXEMPT FUND - COLORADO BONDSHARES A TAX EXEMPT FUND	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.59%